Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery	In accordance with the Clawback Policy, our Compensation Committee reviewed the restated financials and concluded that there was no recovery of erroneously awarded compensation required under the Clawback Policy.